UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2013

Date of reporting period: February 28, 2013

Item 1.	Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 0.46%
Salvation Army
5.44%, 09/01/2015	$370,000	$406,149
5.50%, 09/01/2018	1,375,000	1,600,830
5.64%, 09/01/2026	4,400,000	5,025,240
TOTAL CORPORATE BONDS (Cost $6,124,640)		7,032,219

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.23%
FGLMC Single Family - 2.91%
Pool Q10074, 3.00%, 08/01/2042	1,235,197	1,273,604
Pool Q10600, 3.00%, 09/01/2042	1,088,473	1,122,169
Pool Q16506, 3.00%, 02/01/2043	1,055,355	1,092,952
Pool Q04534, 3.50%, 11/01/2041	1,011,386	1,065,319
Pool Q04872, 3.50%, 11/01/2041	378,716	398,912
Pool Q05170, 3.50%, 12/01/2041	610,743	643,312
Pool Q05365, 3.50%, 01/01/2042	632,509	666,238
Pool Q06269, 3.50%, 02/01/2042	1,001,325	1,057,225
Pool Q06110, 3.50%, 02/01/2042	1,373,869	1,450,567
Pool Q06793, 3.50%, 03/01/2042	534,195	564,017
Pool Q07398, 3.50%, 04/01/2042	1,665,414	1,758,387
Pool Q07147, 3.50%, 04/01/2042	1,649,332	1,741,407
Pool Q07121, 3.50%, 04/01/2042	1,900,058	2,006,130
Pool Q07899, 3.50%, 05/01/2042	779,726	823,255
Pool Q08196, 3.50%, 05/01/2042	980,773	1,035,525
Pool Q08758, 3.50%, 06/01/2042	875,698	924,174
Pool Q09142, 3.50%, 06/01/2042	1,445,673	1,526,379
Pool Q09347, 3.50%, 07/01/2042	1,365,956	1,442,211
Pool A95574, 4.00%, 12/01/2040	786,043	846,403
Pool A97097, 4.00%, 02/01/2041	671,756	713,935
Pool A97712, 4.00%, 03/01/2041	796,629	865,818
Pool Q03658, 4.00%, 10/01/2041	808,227	859,481
Pool Q04226, 4.00%, 10/01/2041	573,911	608,781
Pool A91756, 4.50%, 03/01/2040	831,480	905,873
Pool A91363, 4.50%, 03/01/2040	1,062,711	1,140,190
Pool A92905, 4.50%, 06/01/2040	595,685	648,981
Pool A93467, 4.50%, 08/01/2040	434,673	473,563
Pool Q01597, 4.50%, 05/01/2041	1,061,183	1,140,873
Pool Q02377, 4.50%, 07/01/2041	574,679	630,945
Pool A68734, 5.00%, 07/01/2037	245,787	271,550
Pool A78734, 5.00%, 06/01/2038	514,295	553,257
Pool A91364, 5.00%, 03/01/2040	860,485	943,583
Pool A91757, 5.00%, 04/01/2040	606,523	658,159
Pool A92906, 5.00%, 07/01/2040	701,290	772,762
Pool A56707, 5.50%, 01/01/2037	173,477	188,381
Pool A58653, 5.50%, 03/01/2037	820,995	896,303
Pool A60749, 5.50%, 05/01/2037	125,233	136,233
Pool A68746, 5.50%, 10/01/2037	499,494	545,686
Pool A69361, 5.50%, 11/01/2037	222,314	241,791
Pool A76192, 5.50%, 04/01/2038	589,230	643,720
Pool A76444, 5.50%, 04/01/2038	551,118	608,801
Pool A78742, 5.50%, 06/01/2038	2,352,520	2,553,167
Pool A83074, 5.50%, 11/01/2038	349,966	379,815
Pool A84142, 5.50%, 01/01/2039	115,141	125,088
Pool G06072, 6.00%, 06/01/2038	2,356,465	2,582,486
Pool G06073, 6.50%, 10/01/2037	2,320,382	2,650,637
		44,178,045

FHA Project Loans - 1.03%
023-98141, 6.00%, 03/01/2047 (a)	3,105,946	3,256,262
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,849,906	6,154,774
FHA Ridge, 6.45%, 01/01/2036 (a)	274,886	274,209
Pool Canton, 6.49%, 06/01/2046 (a)	4,734,947	5,062,894
034-35271, 6.95%, 11/01/2025 (a)	336,882	335,907
034-35272, 6.95%, 11/01/2025 (a)	333,887	332,920
Reilly 130, 7.43%, 08/25/2021 (a)	158,750	158,751
		15,575,717

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
FNMA Multifamily - 25.21%
Pool 469489, 0.90%, 11/01/2018 (b)	$1,959,022	$1,972,955
Pool AM1758, 1.69%, 12/01/2019	4,899,287	4,964,567
Pool AM2208, 1.81%, 01/01/2020	1,497,915	1,524,984
Pool 471480, 1.93%, 06/01/2017	3,456,943	3,552,349
Pool 471510, 2.29%, 06/01/2019	4,945,567	5,183,820
Pool AM1363, 2.29%, 11/01/2022	2,439,756	2,455,161
Pool AM2024, 2.30%, 01/01/2023	6,385,425	6,387,716
Pool AM2274, 2.31%, 01/01/2023	1,997,397	2,008,229
Pool AM1114, 2.34%, 11/01/2022	6,621,638	6,688,143
Pool AM0344, 2.41%, 08/01/2022	6,049,646	6,154,711
Pool 470149, 2.42%, 02/01/2019	5,000,000	5,286,140
Pool 471584, 2.43%, 06/01/2019	6,452,481	6,673,319
Pool AM0671, 2.45%, 09/01/2022	14,659,563	15,076,429
Pool AM1718, 2.46%, 02/01/2023 (a)	1,000,000	1,014,360
Pool AM2198, 2.48%, 01/01/2023	2,343,957	2,394,206
Pool AM2686, 2.51%, 03/01/2023 (a)	3,980,400	4,033,887
Pool 469632, 2.56%, 12/01/2018	3,827,031	4,069,686
Pool 471831, 2.65%, 10/01/2022	5,748,388	5,931,495
Pool 471826, 2.65%, 10/01/2022	3,704,627	3,822,633
Pool 469239, 2.69%, 10/01/2018	10,147,357	10,860,386
Pool AM0043, 2.71%, 07/01/2022	4,090,870	4,245,806
Pool 469829, 2.72%, 12/01/2018	2,061,928	2,208,652
Pool 466487, 2.77%, 11/01/2017	11,739,038	12,545,405
Pool 468194, 2.80%, 06/01/2016	5,149,912	5,472,835
Pool 466009, 2.84%, 09/01/2017	8,652,842	9,268,067
Pool 471460, 2.88%, 06/01/2022	1,732,169	1,819,179
Pool 471334, 2.89%, 05/01/2022	4,940,087	5,196,008
Pool 471204, 2.90%, 05/01/2022	830,035	873,595
Pool 471372, 2.96%, 05/01/2022	2,964,627	3,133,003
Pool 470164, 3.05%, 01/01/2022	8,159,801	8,689,267
Pool 470211, 3.06%, 12/01/2021	7,331,193	7,811,815
Pool 470863, 3.06%, 04/01/2022	1,481,349	1,576,184
Pool 470607, 3.08%, 03/01/2022	789,124	841,084
Pool 470619, 3.10%, 03/01/2022	1,736,656	1,846,542
Pool 470756, 3.12%, 03/01/2022	3,460,077	3,523,661
Pool 471117, 3.12%, 05/01/2022	2,967,005	3,166,525
Pool 471333, 3.12%, 08/01/2022	7,889,726	8,393,864
Pool 469907, 3.18%, 01/01/2022	7,828,186	8,392,709
Pool 469908, 3.18%, 01/01/2022	3,170,811	3,399,471
Pool 470035, 3.36%, 01/01/2022	3,298,391	3,480,605
Pool 470414, 3.37%, 01/01/2022	985,987	1,024,364
Pool 470257, 3.38%, 01/01/2022	992,971	1,078,259
Pool 469760, 3.42%, 12/01/2021	5,000,000	5,307,630
Pool 469683, 3.54%, 11/01/2021	4,418,648	4,849,672
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,206,259
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,478,426
Pool 469514, 3.67%, 11/01/2021	1,873,128	2,071,328
Pool 466856, 3.74%, 12/01/2020	2,494,995	2,768,988
Pool 466544, 3.79%, 11/01/2020	1,018,259	1,133,959
Pool 469075, 3.82%, 09/01/2021	735,719	821,125
Pool 469548, 3.90%, 11/01/2021	1,735,419	1,946,397
Pool 468980, 3.95%, 09/01/2021	784,663	883,257
Pool 468280, 3.97%, 06/01/2021	484,614	545,790
Pool 468263, 3.98%, 06/01/2021	6,724,094	7,579,803
Pool 468648, 4.00%, 07/01/2021	7,730,224	8,540,198
Pool 467985, 4.08%, 05/01/2018	1,861,259	2,092,435
Pool 465585, 4.10%, 07/01/2020	2,225,228	2,518,909
Pool 466934, 4.10%, 01/01/2021	1,178,020	1,231,011
Pool 468317, 4.10%, 06/01/2021	2,723,638	3,088,497
Pool 468530, 4.11%, 07/01/2021	386,265	438,495
Pool 468410, 4.13%, 06/01/2021	367,483	417,961
Pool 470044, 4.15%, 01/01/2027	2,569,672	2,870,665
Pool 465435, 4.22%, 07/01/2020	1,467,560	1,671,836
Pool 467052, 4.23%, 01/01/2021	974,321	1,112,867
Pool 467899, 4.23%, 04/01/2021	459,472	524,864
Pool 467226, 4.24%, 04/01/2021	1,538,871	1,760,528
Pool 469501, 4.28%, 11/01/2029	1,378,742	1,512,568
Pool 464907, 4.33%, 04/01/2020	4,037,978	4,616,421

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
Pool 467460, 4.33%, 04/01/2021	$3,001,506	$3,451,120
Pool 464304, 4.36%, 01/01/2020	3,157,538	3,615,068
Pool 463873, 4.38%, 11/01/2019	440,345	503,014
Pool 464855, 4.38%, 04/01/2020	954,399	1,094,355
Pool 464772, 4.41%, 03/01/2020	1,885,348	2,165,496
Pool 464223, 4.44%, 01/01/2020	784,746	901,805
Pool 464947, 4.44%, 04/01/2020	1,447,718	1,663,880
Pool 467315, 4.46%, 02/01/2021	9,752,637	11,284,468
Pool 468947, 4.52%, 09/01/2026	1,278,171	1,442,343
Pool 467732, 4.57%, 04/01/2021	291,359	329,272
Pool 464725, 4.60%, 03/01/2020	632,603	732,586
Pool 465256, 4.65%, 06/01/2020	2,060,107	2,394,072
Pool 469625, 4.68%, 11/01/2041	2,514,035	2,640,390
Pool 464133, 4.85%, 01/01/2025	3,570,404	3,961,475
Pool 387659, 4.88%, 12/01/2015	856,670	929,257
Pool 387273, 4.89%, 02/01/2015	870,280	921,239
Pool 387560, 4.98%, 09/01/2015	441,618	475,113
Pool 387517, 5.02%, 08/01/2020	664,368	754,514
Pool 386980, 5.04%, 06/01/2014	1,124,724	1,163,060
Pool 463944, 5.06%, 12/01/2024	2,090,429	2,349,402
Pool 873236, 5.09%, 02/01/2016	536,773	584,603
Pool 466907, 5.13%, 03/01/2026	415,132	477,537
Pool 387215, 5.19%, 01/01/2023	472,266	544,873
Pool 465394, 5.20%, 03/01/2026	558,668	653,893
Pool 385993, 5.23%, 04/01/2021	3,842,414	4,382,479
Pool 958128, 5.25%, 01/01/2019	499,720	573,937
Pool 463895, 5.25%, 10/01/2025	3,320,942	3,827,673
Pool 468520, 5.29%, 01/01/2028	1,450,833	1,705,878
Pool 387349, 5.31%, 04/01/2020	1,348,070	1,550,401
Pool 958081, 5.36%, 01/01/2019	3,096,680	3,539,734
Pool 873470, 5.42%, 03/01/2016	1,575,440	1,725,481
Pool 464523, 5.51%, 07/01/2024	1,470,760	1,666,553
Pool 874487, 5.52%, 05/01/2025	533,098	624,809
Pool 463144, 5.54%, 08/01/2024	1,518,343	1,584,949
Pool 873550, 5.55%, 04/01/2024	243,055	273,996
Pool 463000, 5.58%, 08/01/2021	1,303,074	1,511,001
Pool 467505, 5.66%, 03/01/2023	854,175	905,045
Pool 874481, 5.75%, 04/01/2022	3,709,130	4,433,711
Pool 463507, 5.76%, 03/01/2027	3,530,298	4,094,833
Pool 464296, 5.86%, 01/01/2028	2,323,527	2,311,312
Pool 873731, 5.88%, 07/01/2023	1,290,707	1,521,716
Pool 465990, 5.94%, 07/01/2027	486,003	578,234
Pool 387005, 5.95%, 06/01/2022	373,418	418,652
Pool 873949, 5.95%, 09/01/2024	1,337,550	1,418,935
Pool 463657, 5.96%, 10/01/2027	1,168,751	1,343,416
Pool 463839, 5.96%, 11/01/2027	691,369	795,004
Pool 873679, 6.10%, 06/01/2024	469,703	554,782
Pool 467914, 6.10%, 04/01/2041	540,660	663,059
Pool 463997, 6.12%, 12/01/2027	988,723	1,142,290
Pool 958614, 6.22%, 04/01/2027	382,511	459,561
Pool 464836, 6.23%, 03/01/2028	1,779,858	2,056,883
Pool 465259, 6.29%, 04/01/2028	1,312,017	1,631,019
Pool 385229, 6.33%, 09/01/2017	1,148,628	1,298,166
Pool 465260, 6.33%, 06/01/2028	1,608,552	1,886,270
Pool 464254, 6.34%, 11/01/2027	2,588,287	2,962,210
Pool 464969, 6.34%, 04/01/2028	2,626,040	2,968,922
Pool 464890, 6.37%, 04/01/2028	1,498,073	1,735,206
Pool 874736, 6.43%, 10/01/2025	469,056	534,733
Pool 464632, 6.50%, 02/01/2028	504,185	533,988
Pool 465588, 6.55%, 07/01/2028	609,335	763,717
Pool 466756, 6.59%, 12/01/2028	1,851,570	2,260,075
Pool 464473, 6.60%, 02/01/2040	1,103,519	1,371,734
Pool 464573, 6.72%, 02/01/2040	2,757,434	2,922,107
Pool 466595, 6.78%, 11/01/2025	3,781,353	4,508,569
Pool 469854, 8.26%, 12/01/2026	1,631,839	2,095,310
		383,201,150

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
FNMA Single Family - 13.54%
Pool AB5779, 3.00%, 07/01/2042	$1,570,342	$1,627,323
Pool AP2099, 3.00%, 08/01/2042	1,899,056	1,967,970
Pool AB6333, 3.00%, 09/01/2042	10,871,604	11,266,124
Pool AP9712, 3.00%, 09/01/2042	3,116,143	3,229,225
Pool AP7482, 3.00%, 09/01/2042	2,884,363	2,989,034
Pool AB6817, 3.00%, 10/01/2042	374,944	388,550
Pool AQ0861, 3.00%, 10/01/2042	1,147,957	1,189,615
Pool AQ0524, 3.00%, 11/01/2042	6,288,410	6,516,610
Pool AB7486, 3.00%, 12/01/2042	3,505,446	3,632,655
Pool AR5591, 3.00%, 01/01/2043	2,498,296	2,588,957
Pool AR5912, 3.00%, 02/01/2043	1,080,358	1,119,859
Pool AR1739, 3.00%, 02/01/2043	1,073,940	1,112,912
Pool AR5876, 3.00%, 02/01/2043	3,136,212	3,250,022
Pool AR7899, 3.00%, 02/01/2043	1,327,309	1,371,069
Pool AJ7661, 3.50%, 12/01/2041	1,251,573	1,328,651
Pool AK2387, 3.50%, 02/01/2042	1,511,069	1,600,822
Pool AK6706, 3.50%, 03/01/2042	3,669,078	3,887,012
Pool AO0836, 3.50%, 05/01/2042	2,316,545	2,454,142
Pool AO3210, 3.50%, 06/01/2042	840,777	890,717
Pool AO8024, 3.50%, 07/01/2042	5,530,669	5,859,176
Pool AP2097, 3.50%, 08/01/2042	1,112,357	1,178,428
Pool AA3490, 4.00%, 03/01/2039	97,463	103,959
Pool AA8598, 4.00%, 07/01/2039	92,494	100,856
Pool AC1837, 4.00%, 08/01/2039	474,261	513,874
Pool AC6309, 4.00%, 12/01/2039	509,678	543,649
Pool AE9905, 4.00%, 10/01/2040	615,628	656,853
Pool AE5434, 4.00%, 10/01/2040	1,053,943	1,124,519
Pool AE7634, 4.00%, 11/01/2040	1,104,912	1,178,902
Pool AE8205, 4.00%, 11/01/2040	426,417	454,972
Pool AE7705, 4.00%, 11/01/2040	999,839	1,066,793
Pool AE8779, 4.00%, 12/01/2040	180,065	192,123
Pool AH0540, 4.00%, 12/01/2040	138,796	148,047
Pool AH0915, 4.00%, 12/01/2040	739,917	789,466
Pool AH2978, 4.00%, 01/01/2041	782,817	835,238
Pool AH2979, 4.00%, 01/01/2041	427,794	466,468
Pool AH5274, 4.00%, 01/01/2041	1,531,407	1,633,957
Pool AH5643, 4.00%, 01/01/2041	1,420,577	1,539,233
Pool AH5671, 4.00%, 02/01/2041	1,730,732	1,847,170
Pool AH5672, 4.00%, 02/01/2041	480,749	513,092
Pool AH5665, 4.00%, 02/01/2041	1,383,005	1,498,522
Pool AH5670, 4.00%, 02/01/2041	1,471,608	1,570,613
Pool AH7282, 4.00%, 03/01/2041	953,703	1,017,865
Pool AH6770, 4.00%, 03/01/2041	943,722	1,007,213
Pool AI0124, 4.00%, 04/01/2041	1,144,072	1,221,041
Pool AH8877, 4.00%, 04/01/2041	960,272	1,047,082
Pool AJ3460, 4.00%, 09/01/2041	1,156,171	1,233,955
Pool AI9871, 4.00%, 09/01/2041	2,676,032	2,856,067
Pool AJ4024, 4.00%, 10/01/2041	2,873,278	3,066,583
Pool AJ5285, 4.00%, 11/01/2041	3,914,408	4,177,756
Pool AJ7662, 4.00%, 12/01/2041	1,050,268	1,120,927
Pool AC4095, 4.50%, 09/01/2039	18,130	19,773
Pool 890226, 4.50%, 08/01/2040	15,885,640	17,094,763
Pool AE2970, 4.50%, 08/01/2040	351,914	379,859
Pool AD8493, 4.50%, 08/01/2040	1,645,925	1,804,915
Pool AE3014, 4.50%, 09/01/2040	905,055	976,924
Pool AE7635, 4.50%, 10/01/2040	883,992	954,189
Pool AH5666, 4.50%, 01/01/2041	527,514	578,470
Pool AH5644, 4.50%, 02/01/2041	632,505	693,602
Pool AH7512, 4.50%, 03/01/2041	952,256	1,044,240
Pool AH6769, 4.50%, 03/01/2041	4,066,621	4,394,629
Pool AI2268, 4.50%, 04/01/2041	1,364,197	1,472,526
Pool AH8881, 4.50%, 04/01/2041	1,985,367	2,177,146
Pool AI0125, 4.50%, 04/01/2041	2,089,737	2,258,292
Pool AH8880, 4.50%, 04/01/2041	1,177,690	1,298,001
Pool AI5362, 4.50%, 06/01/2041	2,991,797	3,229,371
Pool AI3491, 4.50%, 06/01/2041	4,332,828	4,682,307
Pool AI6148, 4.50%, 07/01/2041	1,663,292	1,797,450
Pool AI8446, 4.50%, 07/01/2041	1,065,845	1,151,814

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
Pool AI6155, 4.50%, 07/01/2041	$3,172,211	$3,428,077
Pool AI8166, 4.50%, 08/01/2041	2,786,054	3,010,773
Pool AI8167, 4.50%, 08/01/2041	2,310,696	2,497,074
Pool AI9872, 4.50%, 09/01/2041	1,895,338	2,048,213
Pool AJ4025, 4.50%, 10/01/2041	1,327,966	1,435,077
Pool 890230, 5.00%, 07/01/2040	18,921,432	20,484,671
Pool AD8500, 5.00%, 08/01/2040	1,916,364	2,084,602
Pool AH6772, 5.00%, 03/01/2041	299,935	329,921
Pool AH8879, 5.00%, 04/01/2041	1,197,621	1,324,467
Pool AI3492, 5.00%, 06/01/2041	992,789	1,081,937
Pool AI6154, 5.00%, 07/01/2041	1,333,538	1,474,780
Pool 890246, 5.50%, 11/01/2038	8,825,287	9,644,460
Pool 890247, 6.00%, 09/01/2038	14,673,960	16,101,349
Pool 886136, 6.50%, 07/01/2036	205,180	230,175
Pool 900106, 6.50%, 08/01/2036	234,193	262,677
Pool 900649, 6.50%, 09/01/2036	344,362	387,650
Pool 901391, 6.50%, 09/01/2036	307,688	346,269
Pool 947771, 6.50%, 09/01/2037	495,362	564,589
		205,720,700

GNMA Multifamily - 21.81%
Pool 2013-30 A, 1.50%, 05/16/2042	2,610,000	2,654,435
Pool 2013-7 AC, 1.60%, 03/16/2047	8,635,980	8,785,391
Pool 2012-27 A, 1.61%, 07/16/2039	1,407,850	1,438,392
Pool 2012-139 AB, 1.67%, 02/16/2053	453,046	459,547
Pool 2010-140 A, 1.74%, 02/16/2031	3,978,300	4,023,131
Pool 2013-29 AB, 1.77%, 10/16/2045	4,500,000	4,607,456
Pool 2012-144 AD, 1.77%, 01/16/2053	4,861,767	4,959,649
Pool 2012-99 AE, 1.80%, 02/16/2048	10,305,138	10,536,540
Pool 2013-12 AB, 1.83%, 11/16/2052	319,605	324,763
Pool 2010-102 AB, 1.85%, 07/16/2032	532,016	534,074
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	3,635,534	3,718,140
Pool 2012-150 AB, 1.90%, 08/16/2044	249,143	256,793
Pool 2012-150 A, 1.90%, 11/16/2052	578,278	592,619
Pool 2012-120 A, 1.90%, 02/16/2053	6,462,282	6,629,487
Pool 763925, 1.97%, 02/15/2036	2,417,018	2,411,205
Pool 2012-83 AB, 1.98%, 05/16/2045	7,244,744	7,479,554
Pool 2009-115 AC, 2.02%, 09/16/2027	2,533,218	2,544,220
Pool 2010-83 A, 2.02%, 10/16/2050	844,945	852,711
Pool 2012-72 AB, 2.03%, 02/16/2046	1,801,586	1,863,876
Pool AA7789, 2.04%, 11/15/2052	12,543,179	12,624,070
Pool 2012-112 AD, 2.09%, 02/16/2053	2,100,819	2,164,001
Pool 2011-10 AB, 2.11%, 02/16/2029	795,897	805,381
Pool 2012-2 AB, 2.11%, 03/16/2037	8,382,683	8,685,407
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	4,328,271	4,463,019
Pool AA8477, 2.15%, 01/15/2035	1,429,211	1,479,093
Pool AA8478, 2.15%, 05/15/2035	413,004	427,303
Pool AA8479, 2.15%, 11/15/2035	854,180	881,099
Pool 2012-70 AB, 2.18%, 08/16/2052	2,967,112	3,075,236
Pool 2011-58 A, 2.19%, 10/16/2033	275,818	281,170
Pool 2012-58 B, 2.20%, 03/16/2044	2,200,000	2,253,137
Pool 2011-31 A, 2.21%, 12/16/2035	4,482,187	4,586,066
Pool 2012-78 AD, 2.22%, 03/16/2044	2,750,000	2,823,059
Pool AC5324, 2.23%, 09/15/2032	3,126,600	3,190,794
Pool 2012-111 AB, 2.25%, 09/16/2052	23,923,684	24,430,914
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	8,200,000	8,094,589
Pool 2010-97 A, 2.32%, 01/16/2032	742,396	752,261
Pool 2010-100 A, 2.35%, 06/16/2050	7,067	7,094
Pool 798583, 2.37%, 08/15/2047	8,533,367	8,879,046
Pool AC3613, 2.39%, 01/15/2048	9,928,736	10,403,203
Pool 2011-42 AC, 2.41%, 05/16/2030	1,345,289	1,366,620
Pool 2011-109 A, 2.45%, 07/16/2032	3,377,663	3,443,875
Pool 2011-49 A, 2.45%, 07/16/2038	117,254	121,234
Pool 2011-78 AB, 2.45%, 02/16/2039	8,747,421	9,046,312
Pool 778465, 2.45%, 09/15/2047	11,216,583	11,639,500
Pool AC9553, 2.47%, 02/15/2048	10,045,393	10,229,276
Pool 2011-161 B, 2.53%, 07/16/2038	4,410,000	4,533,321
Pool TBA, 2.63%, 01/15/2048 (a)	1,198,000	1,240,020
Pool AB8526, 2.65%, 04/15/2054	2,285,000	2,357,295

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	$4,436,924	$4,703,148
Pool 2011-64 AD, 2.70%, 11/16/2038	965,865	1,000,788
Pool 2012-112 B, 2.70%, 01/01/2053	5,535,000	5,592,514
Pool AA1574, 2.73%, 07/15/2032	2,613,230	2,771,281
Pool AC3668, 2.73%, 04/15/2043 (a)	6,956,000	7,185,331
Pool 2010-156 AC, 2.76%, 03/16/2039	3,425,000	3,619,571
Pool 779493, 2.79%, 04/15/2052	3,071,547	3,206,410
Pool 2012-35 A, 2.83%, 10/16/2043	221,476	233,747
Pool 2011-6 AC, 2.85%, 12/16/2037	4,900,000	5,175,816
Pool 2010-71 AC, 2.99%, 03/16/2039	111,144	114,575
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	526,915
Pool 2011-86 B, 3.00%, 02/16/2041	4,435,000	4,647,188
Pool 2011-143 A, 3.00%, 07/16/2043	8,013,493	8,484,767
Pool 793935, 3.00%, 05/15/2047	1,730,619	1,837,313
Pool 2012-9 A, 3.22%, 05/16/2039	1,465,567	1,543,749
Pool 2009-63 A, 3.40%, 01/16/2038	1,666,890	1,726,068
Pool 2009-49 A, 3.44%, 06/16/2034	231,696	240,170
Pool 2010-72 B, 3.46%, 05/16/2036	500,000	534,356
Pool 2009-105 A, 3.46%, 12/16/2050	986,325	1,017,859
Pool 2009-60 A, 3.47%, 03/16/2035	2,200,508	2,300,252
Pool TBA, 3.50%, 02/01/2033 (a)	1,150,400	1,260,063
Pool 2009-86 A, 3.54%, 09/16/2035	637,743	660,692
Pool AA8513, 3.60%, 03/15/2048	810,000	899,577
Pool 773174, 3.63%, 03/15/2047	1,411,854	1,487,601
Pool 727108, 3.64%, 02/15/2047	1,375,907	1,450,131
Pool 2009-90 AE, 3.70%, 03/16/2037	717,063	737,539
Pool 727996, 3.75%, 01/15/2046	2,913,062	3,073,108
Pool 727998, 3.75%, 01/15/2046	5,168,254	5,452,203
Pool 2009-4 A, 3.81%, 11/16/2037	694,731	710,841
Pool 749013, 3.88%, 10/15/2049	494,344	526,882
Pool 776887, 3.95%, 12/15/2041	1,961,097	2,088,755
Pool 793901, 4.00%, 02/15/2042	409,781	438,943
Pool 768249, 4.01%, 08/15/2052	2,587,500	2,704,525
Pool 2008-92 B, 4.04%, 05/16/2030	161,426	161,758
Pool 2010-123 C, 4.15%, 08/16/2051 (b)	250,000	276,527
Pool 2009-63 AC, 4.18%, 01/16/2038	75,000	78,770
Pool 2006-51 A, 4.25%, 10/16/2030	128,598	128,602
Pool 749575, 4.25%, 11/15/2046	4,915,024	5,319,506
Pool 2009-119 B, 4.29%, 02/16/2041	2,500,000	2,746,993
Pool 793897, 4.50%, 02/15/2042	301,485	328,162
Pool 2008-28 B, 4.59%, 08/16/2034	629,079	641,963
Pool 749167, 4.64%, 04/15/2052	2,458,001	2,701,527
Pool 2008-52 B, 4.75%, 09/16/2032	71,384	74,471
Pool 2008-14 B, 4.75%, 10/16/2038	1,251,665	1,306,582
Pool 747075, 4.75%, 10/15/2045	420,923	458,287
Pool 686520, 4.93%, 10/15/2051	1,208,195	1,317,681
Pool 2007-69 B, 4.96%, 06/16/2030	512,863	515,970
Pool 749165, 4.98%, 06/15/2052	4,395,760	4,845,280
Pool 2008-39 C, 5.02%, 03/16/2034 (b)	1,000,000	1,061,797
Pool 2007-75 B, 5.05%, 03/16/2036	376,944	383,746
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	83,025	91,044
Pool 712102, 5.15%, 11/15/2032	537,699	573,477
Pool 735994, 5.15%, 08/15/2051	2,719,659	3,035,252
Pool 734980, 5.25%, 11/15/2051	1,144,723	1,276,782
Pool 668966, 5.45%, 04/15/2044	961,446	1,032,886
Pool 640434, 5.46%, 03/15/2043	332,165	348,424
Pool 461918, 5.52%, 12/15/2037	4,068,988	4,068,966
Pool 2008-59 B, 5.55%, 10/16/2026 (b)	390,074	393,415
Pool 664652, 5.65%, 06/15/2042	2,300,783	2,390,542
Pool 653889, 5.88%, 01/15/2043	179,355	188,137
Pool 637911, 6.00%, 07/15/2035	411,312	419,193
Pool 653914, 6.10%, 06/15/2043	1,855,419	1,946,212
Pool 667881, 6.14%, 02/15/2043	477,407	500,773
Pool 636413, 6.25%, 04/15/2036	710,170	730,864
Pool 675582, 6.47%, 10/15/2043	1,446,791	1,544,987
Pool 643896, 6.50%, 06/15/2049	1,320,004	1,397,623

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
Pool 645785, 6.75%, 02/15/2048	$1,896,813	$2,008,442
Pool 649205, 6.82%, 05/15/2049	226,339	239,653
		331,442,350

GNMA Single Family - 10.57%
Pool AB2734, 3.00%, 08/15/2042	2,550,886	2,679,569
Pool AB9093, 3.00%, 10/15/2042	2,974,818	3,123,028
Pool AB9092, 3.00%, 10/15/2042	5,387,490	5,655,903
Pool AB9174, 3.00%, 11/15/2042	5,792,355	6,080,938
Pool AD1586, 3.00%, 01/15/2043	6,437,610	6,758,341
Pool AD1699, 3.00%, 02/15/2043	6,788,120	7,126,314
Pool 779912, 3.50%, 11/15/2041	853,353	921,107
Pool 778657, 3.50%, 12/15/2041	1,181,684	1,282,523
Pool 778762, 3.50%, 01/15/2042	2,995,530	3,233,367
Pool 778846, 3.50%, 02/15/2042	2,901,473	3,149,069
Pool 778944, 3.50%, 03/15/2042	1,206,157	1,301,922
Pool 779075, 3.50%, 04/15/2042	1,529,393	1,650,823
Pool 779209, 3.50%, 05/15/2042	2,554,224	2,772,188
Pool 779354, 3.50%, 06/15/2042	2,155,285	2,326,409
Pool AA8245, 3.50%, 07/15/2042	4,517,886	4,876,594
Pool AB2735, 3.50%, 08/15/2042	1,993,157	2,151,408
Pool 737576, 4.00%, 11/15/2040	77,935	85,299
Pool 737712, 4.00%, 12/15/2040	2,615,095	2,862,216
Pool G2 757173, 4.00%, 12/20/2040	607,860	670,240
Pool 737837, 4.00%, 01/15/2041	1,954,033	2,125,861
Pool 759104, 4.00%, 01/15/2041	1,289,487	1,425,042
Pool G2 759436, 4.00%, 01/20/2041	1,497,411	1,626,255
Pool G2 759466, 4.00%, 01/20/2041	1,365,936	1,483,603
Pool 759191, 4.00%, 02/15/2041	826,535	911,356
Pool G2 759301, 4.00%, 02/20/2041	1,173,645	1,294,087
Pool G2 763042, 4.00%, 04/20/2041	1,185,463	1,287,584
Pool 738629, 4.00%, 08/15/2041	3,014,267	3,279,327
Pool 738630, 4.00%, 08/15/2041	1,537,445	1,672,641
Pool 770515, 4.00%, 08/15/2041	2,688,793	2,925,233
Pool 738735, 4.00%, 09/15/2041	3,460,699	3,765,017
Pool 738954, 4.00%, 11/15/2041	995,752	1,100,428
Pool 778766, 4.00%, 01/15/2042	1,709,836	1,885,304
Pool 778847, 4.00%, 02/15/2042	1,227,978	1,336,728
Pool 716818, 4.50%, 04/15/2039	56,919	62,356
Pool 720050, 4.50%, 06/15/2039	322,973	353,825
Pool 714559, 4.50%, 06/15/2039	581,938	644,565
Pool 717198, 4.50%, 06/15/2039	971,729	1,066,071
Pool 720208, 4.50%, 07/15/2039	1,085,713	1,206,050
Pool 714594, 4.50%, 07/15/2039	327,676	363,483
Pool 720287, 4.50%, 08/15/2039	465,115	510,272
Pool 726289, 4.50%, 09/15/2039	1,211,354	1,328,961
Pool 726402, 4.50%, 10/15/2039	163,779	179,424
Pool 728954, 4.50%, 12/15/2039	742,171	814,226
Pool 729017, 4.50%, 01/15/2040	1,365,986	1,502,021
Pool 736579, 4.50%, 02/15/2040	622,926	684,961
Pool 737051, 4.50%, 03/15/2040	778,118	863,147
Pool 737222, 4.50%, 05/15/2040	978,248	1,085,146
Pool 658387, 4.50%, 06/15/2040	1,450,084	1,594,494
Pool 698160, 4.50%, 07/15/2040	1,005,325	1,105,442
Pool 748456, 4.50%, 08/15/2040	1,109,792	1,231,064
Pool 721694, 4.50%, 08/15/2040	1,259,439	1,384,863
Pool 762882, 4.50%, 04/15/2041	941,254	1,042,550
Pool 738152, 4.50%, 04/15/2041	1,407,047	1,537,497
Pool 738267, 4.50%, 05/15/2041	988,418	1,080,056
Pool 763543, 4.50%, 05/15/2041	935,504	1,022,237
Pool 770396, 4.50%, 06/15/2041	793,346	866,151
Pool 738397, 4.50%, 06/15/2041	2,709,053	2,960,215
Pool G2 783417, 4.50%, 08/20/2041	14,091,295	15,497,594
Pool 688624, 5.00%, 05/15/2038	520,517	580,161
Pool 411105, 5.00%, 01/15/2039	352,602	386,890
Pool 439079, 5.00%, 02/15/2039	352,169	391,478
Pool 646728, 5.00%, 03/15/2039	521,612	571,358
Pool 646750, 5.00%, 04/15/2039	389,087	428,625
Pool 646777, 5.00%, 05/15/2039	386,718	431,031

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
Pool 722944, 5.00%, 08/15/2039	$594,006	$660,308
Pool 720288, 5.00%, 08/15/2039	951,016	1,057,167
Pool 726290, 5.00%, 09/15/2039	1,407,394	1,564,485
Pool 726403, 5.00%, 10/15/2039	886,783	973,016
Pool 723006, 5.00%, 10/15/2039	726,393	807,472
Pool 737055, 5.00%, 03/15/2040	972,365	1,070,263
Pool 658393, 5.00%, 06/15/2040	1,018,949	1,121,538
Pool G2 783418, 5.00%, 06/20/2040	11,352,931	12,485,309
Pool 684677, 5.50%, 03/15/2038	969,209	1,063,269
Pool 684802, 5.50%, 04/15/2038	212,343	233,031
Pool 688625, 5.50%, 05/15/2038	397,967	438,703
Pool G2 688636, 5.50%, 05/20/2038	781,421	855,131
Pool 690974, 5.50%, 06/15/2038	302,012	331,410
Pool G2 690973, 5.50%, 06/20/2038	252,708	276,546
Pool 693574, 5.50%, 07/15/2038	435,410	477,665
Pool G2 409120, 5.50%, 07/20/2038	1,110,271	1,220,449
Pool G2 700671, 5.50%, 10/20/2038	468,556	513,779
Pool 705998, 5.50%, 01/15/2039	254,218	278,931
Pool 411116, 5.50%, 01/15/2039	508,361	560,397
Pool G2 684988, 6.00%, 03/20/2038	377,708	428,841
Pool 688626, 6.00%, 05/15/2038	511,668	579,658
Pool G2 688637, 6.00%, 05/20/2038	143,847	162,961
Pool G2 693900, 6.00%, 07/20/2038	300,639	340,588
Pool 696513, 6.00%, 08/15/2038	476,783	541,329
Pool G2 696843, 6.00%, 08/20/2038	483,489	551,663
Pool 699255, 6.00%, 09/15/2038	1,170,522	1,328,986
Pool G2 698997, 6.00%, 09/20/2038	1,012,434	1,146,966
Pool 705999, 6.00%, 01/15/2039	445,428	507,121
Pool G2 706407, 6.00%, 01/20/2039	401,906	457,320
Pool 582048, 6.50%, 01/15/2032	36,486	43,261
Pool G2 696844, 6.50%, 08/20/2038	256,868	292,887
Pool G2 698998, 6.50%, 09/20/2038	96,169	110,075
Pool G2 706408, 6.50%, 01/20/2039	492,521	560,968
Pool G2 530199, 7.00%, 03/20/2031	58,714	69,126
		160,712,557

HUD - 0.97%
2011-A, 2.05%, 08/01/2019	800,000	838,259
2010-A, 3.30%, 08/01/2019	5,718,000	6,430,520
Regional, 4.48%, 08/01/2016	2,500,000	2,832,250
0614, 5.51%, 08/01/2020	1,000,000	1,161,336
0620, 5.77%, 08/01/2026	3,000,000	3,433,785
		14,696,150

Small Business Administration - 2.14%
Pool 4676035009, 0.00%, 12/15/2021 (b)	374,122	425,265
Pool 507253, 0.50%, 05/25/2030 (b)	104,709	104,244
Pool 507766, 0.58%, 07/25/2031 (b)	136,720	136,474
Pool 508901, 0.60%, 07/25/2020 (b)	613,300	612,797
Pool 508206, 0.60%, 09/25/2032 (b)	90,471	90,362
Pool 508298, 0.60%, 01/25/2033 (b)	378,265	377,743
Pool 508506, 0.63%, 06/25/2033 (b)	1,071,090	1,070,794
Pool 508716, 0.82%, 06/25/2034 (b)	1,668,582	1,685,868
Pool 508890, 0.89%, 06/25/2020 (b)	1,610,228	1,619,105
Pool 3169855009, 1.13%, 07/15/2031 (b)	105,951	109,036
Pool 3954135000, 1.25%, 03/24/2017 (b)	58,445	59,317
Pool 4334715001, 1.25%, 01/05/2020 (b)	29,028	29,856
Pool 4320355010, 1.25%, 01/24/2021 (b)	270,916	278,667
Pool 4447885002, 1.25%, 02/15/2021 (b)	474,302	488,366
Pool Wallabout, 1.25%, 08/30/2022	379,973	392,393
Pool ACEMAX, 1.25%, 08/30/2022	177,782	183,629
Pool Dairy Queen, 1.25%, 09/21/2022	205,141	211,858
Pool Napoli Granite, 1.25%, 09/27/2022	483,778	499,636
Pool 3766345007, 1.25%, 09/17/2030 (b)	295,426	306,261
Pool 508969, 1.25%, 09/25/2035 (b)	2,821,125	2,934,277
Pool 4253715010, 1.25%, 10/08/2035 (b)	299,694	311,488
Pool 4422435000, 1.25%, 01/07/2036 (b)	887,146	925,107
Pool 4503205003, 1.25%, 01/18/2036 (b)	332,340	346,577
Pool 4488215007, 1.25%, 01/21/2036 (b)	503,745	525,345

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
Pool 508994, 1.25%, 01/25/2036 (b)	$3,255,682	$3,387,081
Pool 509084, 1.25%, 07/25/2036 (b)	3,214,247	3,345,147
Pool 509133, 1.25%, 09/25/2036 (b)	3,875,246	4,033,528
Pool Iguana, 1.25%, 09/28/2036 (b)	713,372	743,811
Pool Kato, 1.25%, 03/12/2037 (b)	774,440	808,215
Pool 509225, 1.25%, 04/25/2037 (b)	4,027,264	4,193,403
Pool Ramdan, 1.25%, 06/27/2037 (b)	278,742	290,806
Pool JMCSO, 1.25%, 08/17/2037 (b)	288,750	301,199
Pool 3153295002, 2.13%, 07/24/2029 (b)	581,438	598,244
Pool 3046316007, 2.13%, 12/03/2032 (b)	261,408	269,824
Pool 2604556010, 3.58%, 02/15/2017 (b)	129,062	136,533
Pool 3111236004, 4.38%, 01/31/2015 (b)	5,400	5,560
Pool 7530434005, 5.27%, 06/29/2024	85,862	91,421
Pool 3829225004, 6.08%, 11/05/2020	621,972	667,173
		32,596,410

Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	40,984	47,365
2008-20E, 5.49%, 05/01/2028	152,577	176,996
		224,361

USDA Loan - 0.04%
Pool USDA Loan, 5.60%, 04/01/2019	518,331	579,476
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,156,190,787)		1,188,926,916

MUNICIPAL BONDS - 19.77%
Arkansas - 0.07%
Arkansas Development Finance Authority
3.08%, 11/01/2023	250,000	251,310
Jonesboro Arkansas
3.00%, 10/01/2017	500,000	515,395
3.85%, 10/01/2019	225,000	235,730
		1,002,435

California - 0.37%
California Statewide Communities Development Authority
5.30%, 04/01/2016	1,000,000	1,026,040
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	727,482
6.25%, 09/01/2017	250,000	289,785
Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	340,000	344,287
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	504,070
Sacramento County Housing Authority
0.19%, 07/15/2035 (b)	305,000	305,000
7.65%, 09/01/2015	340,000	340,184
San Francisco City & County Redevelopment Agency
0.16%, 06/15/2034 (b)	100,000	100,000
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,931,104
		5,567,952

Colorado - 0.03%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	489,112	491,308

Connecticut - 0.05%
Connecticut Housing Finance Authority
5.83%, 11/15/2016	645,000	711,074

Delaware - 0.67%
Delaware State Housing Authority
2.65%, 11/01/2041	10,000,000	10,107,700

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
5.20%, 07/01/2025 (c)	$105,000	$111,351
		10,219,051

District of Columbia - 0.06%
District of Columbia
3.39%, 06/01/2014	920,000	929,568

Florida - 0.54%
Florida Housing Finance Corp.
6.85%, 04/01/2021	355,000	355,330
Florida State Department of Environmental Protection
0.18%, 07/01/2027 (b)	535,000	535,000
Hillsborough County Housing Finance Authority
0.12%, 11/15/2031 (b) (c)	1,530,000	1,530,000
Miami-Dade County
2.91%, 10/01/2013	5,000,000	5,045,650
Miami-Dade County Housing Finance Authority
4.00%, 06/01/2016	520,000	526,656
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	180,000	182,891
		8,175,527

Hawaii - 0.04%
Hawaii Housing Finance & Development Corp.
0.11%, 12/01/2041 (b)	595,000	595,000

Idaho - 0.02%
Idaho Housing & Finance Association
0.11%, 01/01/2038 (b)	300,000	300,000
6.00%, 07/01/2035	35,000	37,002
		337,002

Illinois - 0.13%
Illinois Housing Development Authority
0.11%, 08/01/2034 (b) (c)	2,000,000	2,000,000

Indiana - 0.27%
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	286,687
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	2,025,000	2,070,056
5.69%, 07/01/2037	380,000	380,673
5.90%, 01/01/2037	955,000	963,738
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	350,000	412,643
		4,113,797

Iowa - 0.12%
Hawkeye Community College
2.60%, 06/01/2022	245,000	248,844
Iowa Finance Authority
2.30%, 09/01/2040	1,471,411	1,468,085
Kirkwood Community College
2.50%, 06/01/2017	120,000	128,209
		1,845,138

Kentucky - 0.54%
Kentucky Housing Corp.
4.25%, 07/01/2033	4,430,000	4,647,114
4.78%, 01/01/2015	640,000	681,645
5.75%, 07/01/2037	1,825,000	1,831,150
5.77%, 07/01/2037	790,000	798,966
6.06%, 07/01/2036	250,000	257,735
		8,216,610

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
Maine - 0.60%
Maine Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	$310,000	$317,211
Maine State Housing Authority
0.13%, 11/15/2036 (b) (c)	4,600,000	4,600,000
0.86%, 11/15/2015	1,000,000	997,790
1.44%, 11/15/2017	860,000	861,866
4.00%, 11/15/2024 (c)	2,130,000	2,280,080
		9,056,947

Maryland - 0.62%
Maryland Community Development Administration
2.36%, 09/01/2018	150,000	151,021
2.49%, 03/01/2019	450,000	454,608
4.00%, 09/01/2025	5,000,000	5,217,800
6.07%, 09/01/2037	1,890,000	1,957,152
Montgomery County
4.00%, 05/01/2014	285,000	295,836
4.00%, 05/01/2016	1,175,000	1,293,087
		9,369,504

Massachusetts - 0.63%
Massachusetts Development Finance Agency
4.32%, 04/01/2018	740,000	836,481
Massachusetts Housing Finance Agency
4.71%, 12/01/2037	1,995,000	2,055,967
5.21%, 12/01/2016	1,770,000	1,808,745
5.54%, 12/01/2025	1,720,000	1,784,827
5.84%, 12/01/2036	695,000	723,113
5.96%, 06/01/2017	945,000	992,363
6.50%, 12/01/2039	1,200,000	1,314,072
		9,515,568

Michigan - 0.35%
Michigan State Housing Development Authority
0.17%, 06/01/2039 (b)	5,250,000	5,250,000

Minnesota - 0.08%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	195,000	195,657
5.85%, 07/01/2036	85,000	86,579
6.30%, 07/01/2023	845,000	893,545
		1,175,781

Mississippi - 0.21%
Mississippi State
0.78%, 11/01/2015	3,000,000	3,002,670
1.90%, 12/01/2019	145,000	147,529
		3,150,199

Missouri - 0.07%
Missouri State Housing Development Commission
2.65%, 11/01/2041	500,000	505,385
4.15%, 09/25/2025	110,766	112,532
5.72%, 09/01/2025	390,000	396,521
5.82%, 03/01/2037	20,000	20,120
		1,034,558

Nebraska - 0.01%
Nebraska Investment Finance Authority
0.11%, 09/01/2038 (b)	215,000	215,000

Nevada - 0.24%
Nevada Housing Division
0.11%, 04/15/2038 (b) (c)	2,700,000	2,700,000
0.21%, 10/01/2042 (b) (c)	1,000,000	1,000,000

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
5.11%, 04/01/2017	$15,000	$14,963
		3,714,963

New Hampshire - 0.02%
New Hampshire Housing Finance Authority
5.70%, 01/01/2035	310,000	326,557

New Jersey - 0.81%
Elizabeth
7.18%, 08/01/2013	125,000	127,717
New Jersey Environmental Infrastructure Trust
3.15%, 09/01/2024	270,000	274,369
3.38%, 09/01/2025	280,000	284,799
4.00%, 09/01/2028	195,000	200,035
New Jersey Housing & Mortgage Finance Agency
1.44%, 11/01/2013	130,000	130,032
1.54%, 11/01/2014	100,000	100,128
1.90%, 11/01/2015	135,000	135,316
2.13%, 11/01/2016	145,000	145,522
2.38%, 11/01/2017	80,000	80,776
2.69%, 11/01/2018	90,000	91,147
2.99%, 11/01/2019	100,000	101,605
3.27%, 11/01/2020	100,000	101,911
3.57%, 11/01/2021	70,000	71,373
3.72%, 11/01/2022	125,000	127,152
4.57%, 11/01/2027	900,000	912,951
4.89%, 11/01/2032	1,435,000	1,452,277
5.09%, 11/01/2043	4,785,000	4,825,242
5.93%, 11/01/2028	1,625,000	1,727,164
6.13%, 11/01/2037	1,315,000	1,388,679
		12,278,195

New Mexico - 0.08%
New Mexico Mortgage Finance Authority
5.00%, 07/01/2013	145,000	145,304
5.42%, 01/01/2016	165,000	176,830
5.68%, 09/01/2013	80,000	81,690
6.15%, 01/01/2038	720,000	738,353
		1,142,177

New York - 5.74%
New York City Housing Development Corp.
0.62%, 05/01/2014	2,420,000	2,414,773
0.70%, 05/01/2013	660,000	660,053
0.70%, 11/01/2014	1,000,000	1,000,510
0.76%, 11/01/2013	500,000	500,160
0.80%, 05/01/2015	2,700,000	2,688,120
0.81%, 05/01/2013 (d)	1,600,000	1,600,912
0.83%, 05/01/2014	625,000	625,644
0.90%, 11/01/2015	1,205,000	1,198,493
0.95%, 11/01/2014	580,000	580,853
1.03%, 05/01/2015	500,000	499,680
1.10%, 05/01/2015	715,000	716,216
1.11%, 05/01/2016	1,570,000	1,563,076
1.16%, 11/01/2015	605,000	604,522
1.25%, 11/01/2015	800,000	801,664
1.29%, 05/01/2016	615,000	614,237
1.31%, 11/01/2016	1,595,000	1,589,721
1.40%, 05/01/2016	655,000	656,814
1.44%, 11/01/2016	500,000	499,290
1.57%, 11/01/2016	700,000	702,107
1.59%, 05/01/2017	785,000	787,363
1.73%, 05/01/2017	780,000	787,363
1.75%, 11/01/2017	550,000	551,903
1.90%, 05/01/2018	815,000	819,776
1.91%, 11/01/2017	750,000	757,778
2.04%, 11/01/2018	805,000	810,200
2.08%, 05/01/2018	760,000	771,544

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
2.21%, 05/01/2019	$750,000	$756,585
2.26%, 11/01/2018	630,000	640,282
2.30%, 05/01/2016	2,130,000	2,204,337
2.36%, 11/01/2019	800,000	807,568
2.43%, 05/01/2019	720,000	735,437
2.50%, 11/01/2016	2,160,000	2,246,724
2.51%, 11/01/2020	1,500,000	1,519,410
2.59%, 11/01/2019	820,000	838,614
2.74%, 05/01/2020	740,000	758,648
2.77%, 11/01/2021	2,265,000	2,291,614
2.79%, 05/01/2017	2,195,000	2,312,806
3.67%, 11/01/2015	805,000	843,036
4.97%, 05/01/2019	1,995,000	2,232,944
5.63%, 11/01/2024	3,250,000	3,761,355
New York City Housing Finance Agency
1.71%, 08/01/2015	1,630,000	1,651,516
1.91%, 02/01/2016	1,655,000	1,685,022
2.11%, 08/01/2016	1,665,000	1,700,148
2.31%, 02/01/2017	1,685,000	1,731,910
2.51%, 08/01/2017	1,710,000	1,768,892
2.71%, 02/01/2018	1,730,000	1,804,182
2.91%, 08/01/2018	1,750,000	1,832,005
3.11%, 02/01/2019	1,775,000	1,870,069
3.26%, 08/01/2019	1,805,000	1,908,932
3.43%, 02/01/2020	1,830,000	1,941,209
3.58%, 08/01/2020	640,000	681,267
New York Mortgage Agency
1.23%, 10/01/2015	700,000	700,175
1.66%, 04/01/2017	950,000	953,154
1.82%, 10/01/2017	960,000	963,658
1.97%, 04/01/2018	970,000	976,043
2.12%, 10/01/2018	980,000	986,733
2.28%, 04/01/2019	995,000	1,003,587
2.43%, 10/01/2019	1,005,000	1,014,367
2.58%, 04/01/2020	1,975,000	1,997,298
2.58%, 10/01/2020	1,905,000	1,928,012
2.88%, 04/01/2021	1,040,000	1,051,690
3.40%, 10/01/2022	3,315,000	3,446,871
New York State Housing Finance Agency
0.11%, 11/01/2030 (b) (c)	4,700,000	4,700,000
4.90%, 08/15/2025 (c)	250,000	262,498
5.05%, 08/15/2039 (c)	1,400,000	1,434,118
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	514,445
		87,259,933

North Carolina - 0.07%
North Carolina Housing Finance Agency
3.06%, 01/01/2020	345,000	358,962
3.41%, 07/01/2022	350,000	366,310
4.01%, 01/01/2026	295,000	309,756
		1,035,028

Ohio - 0.08%
Ohio State
7.75%, 12/01/2015	190,000	193,135
Ohio State Housing Finance Agency
5.47%, 09/01/2025	1,000,000	1,030,690
		1,223,825

Oklahoma - 0.04%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	180,000	187,025
5.65%, 09/01/2026	335,000	352,186
		539,211

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
Oregon - 0.04%
Portland
4.62%, 06/15/2018	$325,000	$351,569
6.03%, 06/15/2018	250,000	270,143
		621,712

Pennsylvania - 0.87%
Commonwealth Financing Authority
1.49%, 06/01/2017	165,000	165,525
4.86%, 06/01/2018	50,000	57,836
4.97%, 06/01/2016	250,000	259,390
5.02%, 06/01/2016	5,310,000	5,900,419
5.17%, 06/01/2017	600,000	682,470
6.39%, 06/01/2024	225,000	276,021
Pennsylvania Housing Finance Agency
0.54%, 07/01/2013	2,920,000	2,919,912
1.25%, 07/01/2015	2,510,000	2,506,561
5.72%, 10/01/2037	95,000	99,688
5.84%, 04/01/2037	380,000	383,017
		13,250,839

Rhode Island - 0.04%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	599,846

South Carolina - 0.25%
South Carolina State Housing Finance & Development Authority
4.00%, 07/01/2034	3,000,000	3,204,000
5.15%, 07/01/2037 (c)	650,000	678,548
		3,882,548

Texas - 1.12%
Texas Department of Housing & Community Affairs
0.14%, 07/15/2040 (b) (c)	4,010,000	4,010,000
0.20%, 09/01/2036 (b)	855,000	855,000
0.21%, 09/01/2017 (b)	395,000	395,000
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	11,795,000	11,801,133
		17,061,133

Utah - 1.92%
Utah Housing Corp.
0.15%, 07/01/2039 (b) (c)	12,950,000	12,950,000
0.17%, 07/01/2028 (b)	545,000	545,000
0.17%, 07/01/2028 (b)	205,000	205,000
0.17%, 07/01/2033 (b)	710,000	710,000
1.56%, 07/01/2020	870,000	875,812
2.15%, 01/01/2043	6,000,000	6,036,120
5.11%, 07/01/2017	155,000	157,503
5.26%, 07/20/2018	130,000	133,494
5.88%, 07/01/2034	1,300,000	1,333,098
5.92%, 07/01/2034	1,130,000	1,145,639
6.10%, 07/20/2028	1,165,000	1,132,928
6.12%, 01/01/2035	640,000	668,621
6.25%, 07/20/2018	390,000	390,523
6.32%, 01/01/2028	1,815,000	1,927,639
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	603,553
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	112,350
4.40%, 05/01/2026	200,000	225,196
		29,152,476

Virginia - 1.75%
Arlington County Industrial Development Authority
0.25%, 02/01/2016 (b)	945,000	945,000

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

	Principal
	Amount	Value
Virginia Housing Development Authority
0.84%, 10/01/2015	$1,000,000	$1,001,090
2.77%, 03/01/2018	2,000,000	2,075,600
4.68%, 08/01/2014	5,000,000	5,227,350
4.84%, 12/01/2013	295,000	301,986
5.50%, 12/01/2020	500,000	512,925
5.50%, 06/25/2034	3,110,563	3,280,471
5.50%, 03/25/2036	3,025,793	3,137,154
5.70%, 11/01/2022	1,250,000	1,428,363
5.97%, 11/01/2024	1,405,000	1,611,872
6.25%, 11/01/2029	4,365,000	5,032,365
6.32%, 08/01/2019	1,755,000	2,104,877
		26,659,053

Washington - 0.30%
King County Housing Authority
6.38%, 12/31/2046	4,275,000	4,516,580

West Virginia - 0.90%
West Virginia Housing Development Fund
1.10%, 05/01/2013	1,240,000	1,240,422
1.27%, 05/01/2014	290,000	291,688
2.71%, 11/01/2017	1,520,000	1,591,014
2.81%, 05/01/2018	1,900,000	2,007,445
2.91%, 11/01/2018	1,500,000	1,592,535
3.12%, 05/01/2019	2,015,000	2,155,365
3.22%, 11/01/2019	2,415,000	2,595,594
3.32%, 05/01/2020	1,510,000	1,627,342
3.42%, 11/01/2020	740,000	801,006
		13,902,411

Wisconsin - 0.02%
Wisconsin Housing & Economic Development Authority
5.53%, 03/01/2038	350,000	350,777

TOTAL MUNICIPAL BONDS (Cost $293,223,266)		300,489,283

MISCELLANEOUS INVESTMENTS - 0.19%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (a) (e)	262,479	252,030
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (e)	2,673,563	2,693,981
TOTAL MISCELLANEOUS INVESTMENTS (Cost $2,976,744)		2,946,011

CERTIFICATES OF DEPOSIT - 0.10%
Self Help Federal Credit Union
0.80%, 08/23/2013	250,000	250,000
0.80%, 11/26/2013	250,000	250,000
Urban
0.25%, 06/06/2013	750,000	750,000
0.35%, 06/02/2013	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,500,000)		1,500,000

	Shares
SHORT-TERM INVESTMENT - 2.60%
Money Market Fund - 2.60%
Dreyfus Treasury Prime Cash Management, 0.00% (f)	39,537,945	39,537,945
TOTAL SHORT-TERM INVESTMENT (Cost $39,537,945)		39,537,945

Total Investments (Cost $1,499,553,382) - 101.35%		1,540,432,374
Liabilities in Excess of Other Assets, Net - (1.35)%		(20,596,802)
NET ASSETS - 100.00%		$1,519,835,572

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

Footnotes
The following information for the Fund is presented on an income tax basis as of February 28, 2013:

Cost of Investments	$1,499,553,382
Gross Unrealized Appreciation	45,420,475
Gross Unrealized Depreciation	(4,541,483)
Net Unrealized Appreciation	$40,878,992

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at February 28, 2013 is $30,561,408, which represents 2.01% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of February 28, 2013.
(c)	Security is subject to Alternative Minimum Tax.
(d)	Private Placement Security.
(e)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  At February 28, 2013, these securities amounted to $2,946,011, which represents 0.19% of total net assets.

(f)	The rate shown is the 7-day effective yield as of February 28, 2013.

FGLMC— Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD— Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at February 28, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$7,032,219	$—	$7,032,219
U.S. Government & Agency Obligations	—	1,158,617,538	30,309,378	1,188,926,916
Municipal Bonds	—	300,489,283	—	300,489,283
Miscellaneous Investments	—	2,693,981	252,030	2,946,011
Certificates of Deposit	—	1,500,000	—	1,500,000
Short-Term Investment	39,537,945	—	—	39,537,945
Total Investments in Securities	$39,537,945	$1,470,333,021	$30,561,408	$1,540,432,374

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2012	$44,285,954
Accrued discounts/premiums	(2,886)
Realized gain/(loss)	(4,289)
Change in unrealized appreciation/(depreciation)	(538,879)
Purchases	23,869,626
Sales	(37,300,148)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 28, 2013	$30,309,378
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$17,010

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2013 (unaudited)

Investments in Miscellaneous Investments
Beginning balance as of June 1, 2012	$328,181
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	6,370
Purchases	—
Sales	(82,521)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 28, 2013	$252,030
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$6,370

For the period ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended February 28, 2013, the transfers into Level 3 were due to changes in the availability of observable inputs used to determine fair value.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2013.  The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2013	Valuation Techniques	Unobservable Inputs	Ranges
Asset Backed Securities	$ 252,030	Matrix Pricing	Remaining average life	1.583
			Blended matrix spread to comp treasuries	+845/2 yr tsy
			Coupon	4.68%
FNMA Multifamily	$ 5,048,247	Matrix Pricing	Structure	30 year amortization with 10 year Balloon, 9.5 year Yield Maintenance term
			Coupon	2.46-5.51% (2.49%)
			Spread to benchmark	N+50
			Offered Quotes variance to Mark	0.59-0.67% (0.63%)
GNMA Multifamily	$ 9,685,414	Matrix Pricing	Remaining average life	8.02-8.84 (8.49 years)
Structure
3 structures: 35 year amortization / 2 year Hard Lock / 8% prepayment penalties , 30 year amortization/ 2 year Hard Lock / 8% prepayment penalties & 19 year 8 month  amortization / 1year Hard Lock / 9% prepayment penalties

			Coupon	2.63%-3.50% (2.95%)
			Spread to benchmark	N+40-55 (45)
			Offered Quotes variance to Mark	-0.91-2.18% (1.59%)
FHA Project Loans	$ 15,575,717	Matrix Pricing	Remaining average life	0.15-11.23 years (4.05)
			Structure	4 are out of lock out with higher coupons & greater likelihood to prepay, 3 remain in lock out for 9-12 years
			Coupon	6.00%-7.43% (6.64%)
			Spread to benchmark	N+349-600 (472)
			Offered Quotes variance to Mark	0.36-0.92% (0.66%)

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2013, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting  policies, please refer to the most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: April 25, 2013

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: April 25, 2013